International Diversified Equities Portfolio
International Diversified Equities Portfolio

SUNAMERICA SERIES TRUST

Supplement to the Statutory Prospectus dated May 1, 2014

In the Portfolio Summary, the Principal Investment Strategies of the Portfolio will be deleted in its entirety and replaced with the following:

The Portfolio seeks to maintain a diversified portfolio of equity securities of non-U.S. issuers based on individual stock selection. The Portfolio emphasizes a bottom-up approach to investing that seeks to identify securities of issuers it believes are undervalued. The Portfolio focuses on developed markets, but may invest in emerging markets.

The Portfolio selects issuers from a universe comprised of approximately 1,000 companies in non-U.S. markets. In assessing investment opportunities, the Portfolio focuses on companies with dominant market positions and resiliency. The Portfolio considers value criteria with an emphasis on cash flow-based metrics and seeks to determine the intrinsic value of the company. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities. The Portfolio’s equity investments may include convertible securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference (“CFDs”) and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the Portfolio’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Please retain this supplement for future reference.